Stock-based compensation (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Options exercised	2,258,623
Options vested	2,736,437	245,165
Shares withheld for tax obligation	1,026,642
Shares issued	1,231,981
Board Members
Defined Benefit Plan Disclosure [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	2,736,437
Options exercised	2,232,347
Options vested	498,090
Value of options granted	$ 9,935,408
Options granted, additional information	An amount of USD 2,201,555 was in relation to equity classified options whilst the remaining USD 7,733,853 related to liability classified stock options.
Stock-based compensation expense	$ 1,639,186
External Advisors
Defined Benefit Plan Disclosure [Line Items]
Options vested	6,000